AdvisorOne Funds Quarterly Reports

Schedule of Investments - CLS Global Aggressive Equity Fund (Unaudited)
January 31, 2020
	Shares	Fair Value
Equity Funds - 106.78%
Commodity Funds - 1.10%
Teucrium Soybean Fund+*	50,000	$ 729,000
United States Commodity Index Fund*	28,000	926,240
		1,655,240
Developed International - 23.80%
Alpha Architect International Quantitative Value ETF	95,000	2,658,100
Davis Select International ETF+	375,000	6,911,963
Franklin FTSE United Kingdom ETF^	189,525	4,614,763
iShares Edge MSCI International Momentum Factor ETF+	240,000	7,557,600
iShares Edge MSCI International Value Factor ETF+	365,000	8,489,900
iShares MSCI Australia ETF	164,500	3,661,770
iShares MSCI Spain ETF+	34,000	952,340
iShares MSCI Turkey ETF	31,000	860,250
		35,706,686
Emerging Markets - 17.71%
Hartford Multifactor Emerging Markets ETF^	170,793	3,675,465
Invesco FTSE RAFI Emerging Markets ETF+	294,000	6,065,220
iShares MSCI All Country Asia ex Japan ETF	121,000	8,333,270
iShares MSCI India ETF	58,000	2,000,420
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	120,000	2,780,400
SPDR S&P Emerging Asia Pacific ETF+	38,000	3,710,727
		26,565,502
Global - 6.48%
Cambria Global Value ETF	257,100	5,900,445
iShares Global Clean Energy ETF+	315,000	3,817,800
		9,718,245
Large Cap Core - 22.18%
Davis Select Financial ETF+	160,000	3,946,752
Invesco S&P 500 Equal Weight Consumer Staples ETF	6,900	1,000,983
iShares U.S. Oil & Gas Exploration & Production ETF+	85,000	4,087,650
Salt HighTrubeta US Market ETF^	50,000	1,326,350
VanEck Vectors Morningstar Wide Moat ETF+	271,000	14,639,420
VanEck Vectors Pharmaceutical ETF+	129,000	8,267,610
		33,268,765
Large Cap Growth - 18.00%
Fidelity Momentum Factor ETF^	153,000	5,772,690
First Trust Cloud Computing ETF+	100,000	6,417,430
iShares PHLX Semiconductor ETF+	25,500	6,198,030
VanEck Vectors Retail ETF+^	72,000	8,605,174
		26,993,324
Large Cap Value - 8.85%
Fidelity Value Factor ETF	148,000	5,507,672
iShares U.S. Financial Services ETF+	52,000	7,762,560
		13,270,232
Small/Mid Cap Core - 0.84%
Vanguard US Liquidity Factor ETF	14,500	1,252,762

Small/Mid Cap Growth - 6.77%
ARK Genomic Revolution ETF+	167,000	5,462,570
ARK Innovation ETF	90,448	4,685,206
		10,147,776
Small/Mid Cap Value - 1.05%
Legg Mason Small-Cap Quality Value ETF^	60,000	1,581,846

Total Equity Funds (cost $135,039,747)		160,160,378

AdvisorOne Funds Quarterly Reports

Schedule of Investments - CLS Global Aggressive Equity Fund (Unaudited) (Continued)
January 31, 2020
	Shares	Fair Value
Collateral for Securities Loaned - 23.88%
Dreyfus Government Cash Management Institutional Class, 1.42% **	5,669,628	$ 5,669,628
Milestone Treasury Obligations Fund Institutional Class, 1.36% ** !	30,155,000	30,155,000
Total Collateral for Securities Loaned (cost $35,824,628)		35,824,628

Total Investments (cost $170,864,375) - 130.66%		$ 195,985,006
Liabilities in Excess of Other Assets - Net - (30.66)%		(45,984,677)
NET ASSETS - 100.00%		$ 150,000,329

+ All or a portion of this security is on loan. Total loaned securities had a value of $35,008,267 at January 31, 2020. The loaned securities were secured with cash collateral of $35,824,628.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2020.
^ Affiliated issuer due to ownership.
! Affiliated issuer due to 5% ownership and related management.

ETF - Exchange Traded Fund
FTSE - Financial Times and Stock Exchange
MSCI - Morgan Stanley Capital International
PHLX - Philadelphia Stock Exchange
RAFI - Research Affiliates Fundamental Indexation
SPDR - Standard & Poor's Depositary Receipts

AdvisorOne Funds Quarterly Reports

Schedule of Investments - CLS Global Diversified Equity Fund (Unaudited)
January 31, 2020
	Shares	Fair Value
Equity Funds - 108.48%
Commodity Funds - 5.01%
Invesco DB Agriculture Fund+	190,000	$ 2,973,500
Invesco DB Commodity Index Tracking Fund+	1,149,000	16,752,420
		19,725,920
Developed International - 11.08%
Davis Select International ETF+	350,000	6,451,165
Franklin FTSE Canada ETF+^	26,000	686,270
iShares MSCI Canada ETF	250,000	7,417,500
iShares MSCI Hong Kong ETF+	103,000	2,359,730
iShares MSCI Spain ETF+	75,000	2,100,750
iShares MSCI Turkey ETF+	70,000	1,942,500
iShares MSCI United Kingdom ETF+	377,400	12,318,336
Vanguard FTSE Europe ETF	182,000	10,335,780
		43,612,031
Emerging Markets - 34.54%
Goldman Sachs ActiveBeta Emerging Markets Equity ETF+	574,000	18,712,400
Invesco FTSE RAFI Emerging Markets ETF+	730,000	15,059,900
iShares MSCI Russia ETF	165,500	6,879,835
iShares MSCI Taiwan ETF	72,600	2,755,896
Schwab Fundamental Emerging Markets Large Company Index ETF	951,400	26,106,416
SPDR S&P Emerging Asia Pacific ETF+	192,000	18,748,935
SPDR S&P Emerging Markets Dividend ETF+^	1,375,000	40,617,500
VanEck Vectors Russia ETF	101,300	2,491,980
WisdomTree Emerging Markets Quality Dividend Growth Fund^	185,500	4,537,330
		135,910,192
Global - 16.16%
Cambria Global Value ETF	136,864	3,141,029
Global X Silver Miners ETF	150,000	4,665,000
iShares Exponential Technologies ETF	790,000	33,567,100
iShares Global Healthcare ETF+	328,000	22,212,160
		63,585,289
Large Cap Core - 15.58%
Davis Select Financial ETF^	1,025,000	25,283,880
ERShares Entrepreneur 30 ETF	204,072	3,954,915
John Hancock Multi-Factor Health Care ETF^	300,000	10,958,340
SPDR SSGA Gender Diversity Index ETF+^	145,000	11,083,945
Vanguard Dividend Appreciation ETF+	80,000	10,029,600
		61,310,680
Large Cap Growth - 8.27%
ClearBridge All Cap Growth ETF+	50,000	1,724,875
Fidelity MSCI Information Technology Index ETF+	56,000	4,209,520
iShares Edge MSCI USA Quality Factor ETF	128,000	12,839,680
SPDR MFS Systematic Growth Equity ETF^	150,000	13,759,830
		32,533,905
Large Cap Value - 11.71%
DBX ETF Trust - Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	150,000	4,426,380
iShares Edge MSCI USA Value Factor ETF	319,000	27,542,460
John Hancock Multifactor Consumer Staples ETF^	220,000	6,572,038
SPDR S&P Global Natural Resources ETF	177,500	7,526,000
		46,066,878
Real Estate - 1.45%
FlexShares Global Quality Real Estate Index Fund+	87,000	5,691,731

Small/Mid Cap Growth - 3.47%
SPDR S&P Kensho New Economies Composite ETF+^	375,000	13,669,275

Small/Mid Cap Value - 1.21%
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF+*	90,000	4,781,160

Total Equity Funds (cost $370,544,959)		426,887,061

AdvisorOne Funds Quarterly Reports

Schedule of Investments - CLS Global Diversified Equity Fund (Unaudited) (Continued)
January 31, 2020
	Shares	Fair Value
Collateral for Securities Loaned - 9.24%
Dreyfus Government Cash Management Institutional Class, 1.42% **	5,793,995	$ 5,793,995
Milestone Treasury Obligations Fund Institutional Class, 1.36% ** !	30,573,500	30,573,500
Total Collateral for Securities Loaned (cost $36,367,495)		36,367,495

Total Investments (cost $406,912,454) - 117.72%		$ 463,254,556
Liabilities in Excess of Other Assets - Net - (17.72)%		(69,734,123)
NET ASSETS - 100.00%		$ 393,520,433

+ All or a portion of this security is on loan. Total loaned securities had a value of $39,508,847 at January 31, 2020. The loaned securities were secured with cash collateral of $36,367,495 and non-cash collateral of $4,306,771. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund's custodian, The Fund cannot pledge or resell the collateral.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2020.
^ Affiliated issuer due to 5% ownership.
! Affiliated issuer due to 5% ownership and related management.

DB - Deutsche Bank
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MFS - Massachusetts Financial Services Co.
MSCI - Morgan Stanley Capital International
RAFI - Research Affiliates
SPDR - Standard & Poor's Depositary Receipts
SSGA - State Street Global Advisors
USAA - United Services Automobile Association

AdvisorOne Funds Quarterly Reports

Schedule of Investments - CLS Growth and Income Fund (Unaudited)
January 31, 2020
	Shares	Fair Value
Bond Funds - 39.06%
High Yield Bonds - 2.35%
SPDR Blackstone / GSO Senior Loan ETF+	210,000	$ 9,765,000

Intermediate/Long Term Bonds - 23.69%
Fidelity Total Bond ETF+	664,963	34,930,506
First Trust TCW Opportunistic Fixed Income ETF+	380,000	20,045,000
iShares 3-7 Year Treasury Bond ETF+	17,000	2,177,020
iShares 7-10 Year Treasury Bond ETF+	22,000	2,508,880
iShares TIPS Bond ETF	12,300	1,464,438
PIMCO Active Bond Exchange-Traded Fund+	117,500	12,920,300
Schwab US TIPS ETF+	170,381	9,853,133
SPDR Doubleline Total Return Tactical ETF+	296,922	14,748,116
		98,647,393
International Bond - 3.04%
Invesco Emerging Markets Sovereign Debt ETF+	357,060	10,658,241
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	60,000	2,014,800
		12,673,041
Short Term Bonds - 9.98%
iShares 1-3 Year Treasury Bond ETF	93,000	7,916,160
Janus Henderson Short Duration Income ETF	173,234	8,654,771
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund+	204,257	20,819,916
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	135,000	4,159,350
		41,550,197

Total Bond Funds (cost $156,396,728)		162,635,631

Equity Funds - 54.24%
Alternative - 2.03%
IQ Merger Arbitrage ETF+*	146,874	4,892,373
JPMorgan Diversified Alternatives ETF*	150,000	3,547,500
		8,439,873
Commodity Funds - 7.94%
First Trust Global Tactical Commodity Strategy Fund	200,000	3,524,000
Invesco DB Commodity Index Tracking Fund	490,000	7,144,200
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	1,015,000	15,356,950
iShares Gold Trust*	225,000	3,413,250
WisdomTree Continuous Commodity Index Fund*	205,000	3,608,000
		33,046,400
Developed International - 9.11%
Franklin FTSE Canada ETF	10,000	263,950
Hartford Multifactor Developed Markets ex-US ETF+	230,000	6,605,600
iShares MSCI EAFE Value ETF	275,000	13,147,750
iShares MSCI Turkey ETF	45,000	1,248,750
SPDR Solactive Canada ETF+^	75,000	4,649,377
Vanguard FTSE Europe ETF	211,500	12,011,085
		37,926,512
Emerging Markets - 7.68%
Invesco FTSE RAFI Emerging Markets ETF	772,800	15,942,864
iShares Core MSCI Emerging Markets ETF	175,200	8,863,368
iShares MSCI Russia ETF	87,000	3,616,590
Schwab Fundamental Emerging Markets Large Company Index ETF	30,000	823,200
Xtrackers Harvest CSI 300 China A-Shares ETF+	103,500	2,734,470
		31,980,492
Global - 10.94%
Davis Select Worldwide ETF+	100,000	2,474,000
FlexShares Global Upstream Natural Resources Index Fund	470,000	14,692,200
Global X FinTech ETF*	101,584	3,235,928
iShares Exponential Technologies ETF	345,000	14,659,050
iShares Global Healthcare ETF+	155,000	10,496,600
		45,557,778
Large Cap Core - 2.53%
Davis Select Financial ETF	160,400	3,956,619
Salt Low Trubeta US Market ETF	6,500	189,324
VanEck Vectors Pharmaceutical ETF+	100,000	6,409,000
		10,554,943

AdvisorOne Funds Quarterly Reports

Schedule of Investments - CLS Growth and Income Fund (Unaudited) (Continued)
January 31, 2020
	Shares	Fair Value
Large Cap Growth - 3.24%
Invesco Dynamic Biotechnology & Genome ETF*	27,000	$ 1,458,905
Invesco S&P 500 Equal Weight Health Care ETF	15,000	3,263,603
iShares Edge MSCI USA Quality Factor ETF	87,613	8,788,460
		13,510,968
Large Cap Value - 8.94%
Financial Select Sector SPDR Fund	50,607	1,516,185
iShares Edge MSCI USA Value Factor ETF	385,200	33,258,168
John Hancock Multi-Factor Financials ETF+^	60,000	2,441,490
		37,215,843
Small/Mid Cap Core - 0.93%
Schwab Fundamental U.S. Small Company Index ETF+	100,000	3,856,000

Small/Mid Cap Value - 0.90%
SPDR S&P Homebuilders ETF+	80,000	3,758,400

Total Equity Funds (cost $200,571,180)		225,847,209

Money Market Fund - 0.91%
Short-Term Cash - 0.91%
Federated Government Obligations Fund Institutional Class, 1.45% **	3,805,296	3,805,296
Total Money Market Fund (cost $3,805,296)		3,805,296

Collateral for Securities Loaned - 7.47%
Milestone Treasury Obligations Fund Institutional Class, 1.36% ** !	31,095,164	31,095,164
Total Collateral for Securities Loaned (cost $31,095,164)		31,095,164

Total Investments (cost $391,868,368) - 101.68%		$ 423,383,300
Liabilities in Excess of Other Assets - Net - (1.68)%		(7,009,971)
NET ASSETS - 100.00%		$ 416,373,329

+ All or a portion of this security is on loan. Total loaned securities had a value of $31,647,403 at January 31, 2020. The loaned securities were secured with cash collateral of $31,095,164 and non-cash collateral of $1,257,036. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund's custodian, The Fund cannot pledge or resell the collateral.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2020.
^ Affiliated issuer due to 5% ownership.
! Affiliated issuer due to 5% ownership and related management.

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
EM - Emerging Markets
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
RAFI - Research Affiliates
SPDR - Standard & Poor's Depositary Receipts
TIPS - Treasury Inflation-Protected Securities

AdvisorOne Funds Quarterly Reports

Schedule of Investments - CLS Flexible Income Fund (Unaudited)
January 31, 2020
	Shares	Fair Value
Bond Funds - 80.72%
High Yield Bonds - 14.63%
BlackRock Corporate High Yield Fund, Inc.+	78,416	$ 885,317
iShares iBoxx High Yield Corporate Bond ETF+	58,080	5,083,742
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund+	56,295	5,588,968
SPDR Blackstone / GSO Senior Loan ETF+	301,216	14,006,544
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	216,775	5,822,577
		31,387,148
Intermediate/Long Term Bonds - 46.95%
iShares 20+ Year Treasury Bond ETF	46,100	6,725,990
iShares 3-7 Year Treasury Bond ETF+	107,300	13,740,838
iShares 7-10 Year Treasury Bond ETF	38,000	4,333,520
iShares Broad USD Investment Grade Corporate Bond ETF	66,900	3,987,240
iShares Intermediate-Term Corporate Bond ETF+	180,760	10,710,030
Nuveen Enhanced Yield US Aggregate Bond ETF+	124,400	3,129,904
PIMCO Active Bond Exchange-Traded Fund+	166,909	18,353,314
SPDR Doubleline Total Return Tactical ETF+	433,619	21,537,856
Vanguard Intermediate-Term Corporate Bond ETF+	117,483	10,965,863
Vanguard Mortgage-Backed Securities ETF	41,000	2,194,320
Vanguard Total Bond Market ETF	58,485	5,001,637
		100,680,512
International Bond - 6.17%
Invesco Emerging Markets Sovereign Debt ETF	246,371	7,354,174
iShares JP Morgan EM Local Currency Bond ETF+	27,400	1,193,270
iShares JP Morgan USD Emerging Markets Bond ETF	40,350	4,679,793
		13,227,237
Preferred Security - 1.40%
First Trust Preferred Securities and Income ETF+	148,500	3,004,155

Short-Term Bonds - 11.57%
Janus Henderson Short Duration Income ETF+	184,000	9,192,640
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	153,222	15,617,918
		24,810,558

Total Bond Funds (cost $167,763,678)		173,109,610

Equity Funds - 14.95%
Alternative - 2.12%
IQ Merger Arbitrage ETF*	136,731	4,554,510

Commodity Funds - 0.36%
WisdomTree Continuous Commodity Index Fund*	43,200	760,320

Developed International - 1.80%
iShares MSCI EAFE Value ETF	62,000	2,964,220
JP Morgan Diversified Return International Equity ETF+	16,100	893,550
		3,857,770
Emerging Markets - 1.62%
iShares China Large-Cap ETF+	27,000	1,072,980
Vanguard FTSE Emerging Markets ETF	57,000	2,394,570
		3,467,550
Global - 1.98%
iShares Exponential Technologies ETF	70,300	2,987,047
iShares Global Healthcare ETF+	18,600	1,259,592
		4,246,639
Large Cap Core - 1.92%
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	63,400	4,117,830

Large Cap Value - 3.91%
Fidelity MSCI Financials Index ETF+	62,000	2,683,360
Invesco S&P 500 Pure Value ETF+	33,100	2,156,465
Vanguard High Dividend Yield ETF	17,000	1,553,120
Vanguard Value ETF	17,105	1,998,719
		8,391,664

AdvisorOne Funds Quarterly Reports

Schedule of Investments - CLS Flexible Income Fund (Unaudited) (Continued)
January 31, 2020
	Shares	Fair Value
Small/Mid Cap Core - 0.64%
Royce Value Trust, Inc.	95,229	$ 1,374,154

Small/Mid Cap Value - 0.60%
Alerian MLP ETF+	159,500	1,279,190

Total Equity Funds (cost $30,119,477)		32,049,627

	Principal ($)
U.S. Government and Agency Obligations - 2.28%
Fannie Mae Pool, 3.50%, due 07/01/2032	$ 297,344	312,155
Fannie Mae Pool, 3.50%, due 12/01/2030	130,763	135,010
Fannie Mae Pool, 4.00%, due 02/01/2040	161,602	174,174
Fannie Mae Pool, 4.00%, due 06/01/2041	278,447	300,123
Fannie Mae Pool, 4.00%, due 09/01/2041	273,042	294,253
Fannie Mae Pool, 4.00%, due 10/01/2040	129,610	139,652
Fannie Mae Pool, 4.00%, due 12/01/2041	180,757	194,660
Fannie Mae Pool, 5.00%, due 02/01/2040	197,265	218,876
Fannie Mae Pool, 5.00%, due 11/01/2039	154,150	171,286
Fannie Mae Pool, 5.50%, due 04/01/2040	110,224	123,320
Fannie Mae Pool, 5.50%, due 12/01/2039	88,424	99,259
Fannie Mae Pool, 6.00%, due 12/01/2035	139,498	160,696
Fannie Mae Pool, 6.00%, due 12/01/2038	52,846	60,718
Federal Home Loan Mortgage Corp, 2.00%, due 03/12/2020	1,000,000	1,000,485
Federal National Mortgage Association, 2.00%, due 08/28/2020	1,000,000	1,002,529
Freddie Mac Gold Pool, 4.50%, due 02/01/2041	151,651	165,893
Freddie Mac Gold Pool, 5.50%, due 06/01/2034	126,390	142,597
Freddie Mac Gold Pool, 6.00%, due 05/01/2037	41,385	47,676
Freddie Mac Gold Pool, 6.50%, due 04/01/2039	57,112	64,626
Government National Mortgage Association, 3.50%, due 07/16/2039	49,457	51,039
Government National Mortgage Association, 4.00%, due 02/20/2039	37,614	38,029
Total U.S. Government and Agency Obligations (cost $4,767,045)		4,897,056

	Shares
Money Market Fund - 0.42%
Short-Term Cash - 0.42%
Federated Government Obligations Fund Institutional Class, 1.45% **	906,778	906,778
Total Money Market Fund (cost $906,778)		906,778

Collateral for Securities Loaned - 17.57%
Dreyfus Government Cash Management Institutional Class, 1.42% **	5,979,391	5,979,391
Milestone Treasury Obligations Fund Institutional Class, 1.36% ** !	31,703,800	31,703,800
Total Collateral for Securities Loaned (cost $37,683,191)		37,683,191

Total Investments (cost $241,240,169) - 115.94%		$ 248,646,262
Liabilities in Excess of Other Assets - Net - (15.94)%		(34,192,205)
NET ASSETS - 100.00%		$ 214,454,057

+ All or a portion of this security is on loan. Total loaned securities had a value of $42,986,258 at January 31, 2020. The loaned securities were secured with cash collateral of $37,683,191 and non-cash collateral of $6,264,075. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund's custodian, The Fund cannot pledge or resell the collateral.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2020.
! Affiliated issuer due to 5% ownership and related management.

EAFE - Europe, Australasia, Far East
EM - Emerging Markets
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MLP - Master Limited Partnership
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

AdvisorOne Funds Quarterly Reports

Schedule of Investments - CLS Shelter Fund (Unaudited)
January 31, 2020
	Shares	Fair Value
Equity Funds - 107.02%
Developed International - 14.21%
Hartford Multifactor Developed Markets ex-US ETF+	1,028,340	$ 29,533,925

Emerging Markets - 15.58%
Invesco FTSE RAFI Emerging Markets ETF	1,569,800	32,384,974

Global - 11.94%
iShares Exponential Technologies ETF	584,300	24,826,907

Large Cap Core - 37.86%
Invesco Russell 1000 Dynamic Multifactor ETF+	1,398,600	44,541,913
SPDR MSCI USA StrategicFactors ETF+^	360,000	34,174,800
		78,716,713
Large Cap Value - 10.80%
iShares Edge MSCI USA Value Factor ETF	260,100	22,457,034

Real Estate - 5.20%
Vanguard Global ex-U.S. Real Estate ETF	188,100	10,817,631

Small/Mid Cap Core - 11.43%
John Hancock Multi-Factor Mid Cap ETF+	614,000	23,774,080

Total Equity Funds (cost $213,651,280)		222,511,264

Money Market Fund - 0.81%
Short-Term Cash - 0.81%
Federated Prime Cash Obligations Fund Institutional Class, 1.45% *	1,687,153	1,687,153
Total Money Market Fund (cost $1,687,153)		1,687,153

Collateral for Securities Loaned - 1.71%
Dreyfus Government Cash Management Institutional Class, 1.42% *	597,450	597,450
Milestone Treasury Obligations Fund Institutional Class, 1.36% * !	2,948,400	2,948,400
Total Collateral for Securities Loaned (cost $3,545,850)		3,545,850

Total Investments (cost $218,884,283) - 109.54%		$ 227,744,267
Liabilities in Excess of Other Assets - Net - (9.54)%		(19,838,522)
NET ASSETS - 100.00%		$ 207,905,745

+ All or a portion of this security is on loan. Total loaned securities had a value of $3,468,183 at January 31, 2020. The loaned securities were secured with cash collateral of $3,545,850.
* Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2020.
^ Affiliated issuer due to 5% ownership.
! Affiliated issuer due to 5% ownership and related management.

ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
RAFI - Research Affiliates
SPDR - Standard & Poor's Depositary Receipts

AdvisorOne Funds Quarterly Reports

Schedule of Investments - CLS Strategic Global Equity Fund (Unaudited)
January 31, 2020
	Shares	Fair Value
Equity Funds - 101.19%
Developed International - 33.02%
John Hancock MultiFactor Developed International ETF	37	$ 1,068
Vanguard FTSE All World ex-US Small-Cap ETF	5	535
Vanguard FTSE Developed Markets ETF	95	4,060
Vanguard FTSE Europe ETF	19	1,079
Vanguard FTSE Pacific ETF	15	1,006
Vanguard International Dividend Appreciation ETF	5	353
Vanguard International High Dividend Yield ETF	17	1,039
		9,140
Emerging Markets - 8.58%
John Hancock Multi-Factor Emerging Markets ETF	33	820
Vanguard FTSE Emerging Markets ETF	37	1,555
		2,375
Large Cap Core - 6.96%
John Hancock Multi-Factor Health Care ETF	19	694
John Hancock Multi-Factor Industrials ETF	8	314
John Hancock Multi-Factor Large Cap ETF	21	861
Vanguard ESG US Stock ETF	1	57
		1,926
Large Cap Growth - 21.70%
John Hancock Multi-Factor Consumer Discretionary ETF	14	493
John Hancock Multi-Factor Technology ETF	15	843
Vanguard Growth ETF	4	751
Vanguard Mega Cap Growth ETF	26	3,920
		6,007
Large Cap Value - 24.10%
John Hancock Multi-Factor Consumer Staples ETF	13	388
John Hancock Multi-Factor Energy ETF	10	210
John Hancock Multi-Factor Financials ETF	17	692
John Hancock Multi-Factor Utilities ETF	8	286
Vanguard Communication Services ETF	2	189
Vanguard High Dividend Yield ETF	5	457
Vanguard Mega Cap Value ETF	47	3,988
Vanguard U.S. Minimum Volatility ETF	5	463
		6,673
Real Estate - 0.62%
Vanguard Global ex-U.S. Real Estate ETF	3	173

Small/Mid Cap Core - 4.88%
John Hancock Multi-Factor Materials ETF	8	261
John Hancock Multi-Factor Mid Cap ETF	14	542
John Hancock Multi-Factor Small Cap ETF	20	547
		1,350

Small/Mid Cap Growth - 1.33%
Vanguard Small-Cap Growth ETF	1	198
Vanguard US Momentum Factor ETF	1	87
Vanguard Wellington Fund-Vanguard US Quality Factor ETF	1	83
		368

Total Equity Funds (cost $26,109)		28,012

Money Market Fund - 0.02%
Short-Term Cash - 0.02%
Federated Prime Cash Obligations Fund Institutional Class, 1.45% *	5	5
Total Money Market Fund (cost $5)		5

Total Investments (cost $26,114) - 101.21%		$ 28,017
Liabilities in Excess of Other Assets - Net - (1.21)%		(336)
NET ASSETS - 100.00%		$ 27,681

* Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2020.

ESG - Environmental, Social, and Governance
ETF - Exchange Traded Fund
TIPS - Treasury Inflation-Protected Securities

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited)

January 31, 2020

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment companies accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standards Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized to maturity. Amortization of premium and accretion of market discount are charged to income. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by their Funds will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.

Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of January 31, 2020 for the Funds’ investments measured at fair value:

CLS Global Aggressive Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 160,160,378	$ -	$ -	$ 160,160,378
Collateral for Securities Loaned	35,824,628	-	-	35,824,628
Total	$ 195,985,006	$ -	$ -	$ 195,985,006

CLS Global Diversified Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 426,887,061	$ -	$ -	$ 426,887,061
Collateral for Securities Loaned	36,367,495	-	-	36,367,495
Total	$ 463,254,556	$ -	$ -	$ 463,254,556

CLS Growth and Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 162,635,631	$ -	$ -	$ 162,635,631
Equity Funds	225,847,209	-	-	225,847,209
Money Market Fund	3,805,296	-	-	3,805,296
Collateral for Securities Loaned	31,095,164		-	31,095,164
Total	$ 423,383,300	$ -	$ -	$ 423,383,300

CLS Flexible Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 173,109,610	$ -	$ -	$ 173,109,610
Equity Funds	32,049,627	-	-	32,049,627
U.S. Government & Agency Obligations	-	4,897,056	-	4,897,056
Money Market Fund	906,778	-	-	906,778
Collateral for Securities Loaned	37,683,191	-	-	37,683,191
Total	$ 243,749,206	$ 4,897,056	$ -	$ 248,646,262

CLS Shelter Fund

Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 222,511,264	$ -	$ -	$ 222,511,264
Money Market Fund	1,687,153	-	-	1,687,153
Collateral for Securities Loaned	3,545,850	-	-	3,545,850
Total	$ 227,744,267	$ -	$ -	$ 227,744,267

CLS Strategic Global Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 28,012	$ -	$ -	$ 28,012
Money Market Fund	5	-	-	5
Total	$ 28,017	$ -	$ -	$ 28,017

*Refer to the Portfolios of Investments for security classifications.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Securities Lending

CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Flexible Income Fund, and CLS Shelter Fund have entered into a securities lending arrangement with The Bank of New York Mellon (the “Lending Agent”). Under the terms of the agreement, the Funds are authorized to loan securities through the Lending Agent to approved third-party borrowers. In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned. The value of securities loaned is disclosed in a footnote on the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

The Lending Agent invests a portion of the cash collateral received in connection with securities lending transactions in the Milestone Treasury Obligations Fund. The Milestone Treasury Obligations Fund is deemed an affiliate of the Trust and is managed by CLS Investments, LLC. The Milestone Treasury Obligations Fund is registered under the 1940 Act as an open end investment company and is subject to Rule 2a-7 under the 1940 Act. CLS receives an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Milestone Treasury Obligations Fund.

The Funds have adopted the disclosure provisions of FASB ASU 2014-11, “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures." ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table provides information about the Funds' investment in the Milestone Treasury Obligations Fund for the period ended January 31, 2020:

CLS Global Aggressive Equity Fund
CUSIP	Description	Value-Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value-End of Period	Shares held at End of Period
00764F383	Milestone Treasury Obligations Fund *	$ 24,324,400	$ 5,830,600	$ -	$ -	$ -	$ -	$ 30,155,000	30,155,000

CLS Global Diversified Equity Fund
CUSIP	Description	Value-Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value-End of Period	Shares held at End of Period
00764F383	Milestone Treasury Obligations Fund *	$ 22,088,900	$ 8,484,600	$ -	$ -	$ -	$ -	$ 30,573,500	30,573,500

CLS Growth and Income Fund
CUSIP	Description	Value-Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value-End of Period	Shares held at End of Period
00764F383	Milestone Treasury Obligations Fund *	$ 56,535,600	$ -	$ 25,440,436	$ -	$ -	$ -	$ 31,095,164	31,095,164

*Related management

CLS Flexible Income Fund
CUSIP	Description	Value-Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value-End of Period	Shares held at End of Period
00764F383	Milestone Treasury Obligations Fund *	$ 30,555,400	$ 1,148,400	$ -	$ -	$ -	$ -	$ 31,703,800	31,703,800

CLS Shelter Fund
CUSIP	Description	Value-Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value-End of Period	Shares held at End of Period
00764F383	Milestone Treasury Obligations Fund *	$ 14,212,300	$ -	$ 11,263,900	$ -	$ -	$ -	$ 2,948,400	2,948,400

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at January 31, 2020, were as follows:

		Gross	Gross	Net
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
CLS Global Aggressive Equity Fund	$ 170,734,266	$ 26,524,600	$ (1,273,860)	$ 25,250,740
CLS Global Diversified Equity Fund	405,661,631	58,770,865	(1,177,940)	57,592,925
CLS Growth and Income Fund	389,240,617	36,442,256	(2,299,573)	34,142,683
CLS Flexible Income Fund	240,426,052	10,479,048	(2,258,838)	8,220,210
CLS Shelter Fund	218,884,283	9,822,726	(926,742)	8,895,984
CLS Strategic Global Equity Fund	26,114	1,956	(53)	1,903